VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
Par
(000's) Value
MUNICIPAL BONDS: 96.8%
Arizona : 1.9%
Arizona Industrial Development
Authority, Educational
Facility, KIPP NYC Public
Charter Schools - Macombs
Facility Project, Series A (RB)
4.00%, 07/01/51 (c) $ 400 $ 352,303
Underline
California : 31.1%
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/39 (c) 275 236,511
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
4.00%, 11/15/42 (c) 300 300,296
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/51 (c) 475 499,975
El Dorado Irrigation District,
Series C (RB)
4.00%, 03/01/34 (c) 250 255,913
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
5.00%, 06/01/40 (c) 250 257,287
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/28 (c) 250 258,798
Regents of University of
California, Medical Center
Pooled, Series P (RB)
4.00%, 05/15/53 (c) 250 248,576
San Francisco City & County,
International Airport, Series
E (RB)
5.00%, 05/01/34 (c) 370 399,051
State of California, Various
Purpose (GO)
4.00%, 10/01/33 (c) 370 404,418
5.00%, 10/01/29 (c) 500 556,383
5.00%, 08/01/27 (c) 410 418,955
5.00%, 04/01/27 250 268,610
5.00%, 08/01/27 300 324,815
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/46 (c) 250 276,962
University of California, Series
BB (RB)
5.00%, 05/15/49 (c) 250 270,260
University of California, Series
BH (RB)
4.00%, 05/15/46 (c) 280 281,184
Val Verde Unified School
District, Series A (GO) (BAM)
2.75%, 08/01/49 (c) 720 533,221
5,791,215
Par
(000’s) Value
Colorado : 1.4%
State of Colorado, Series A (CP)
4.00%, 12/15/40 (c) $ 250 $ 256,231
Underline
Connecticut : 4.2%
State of Connecticut, Series A
(GO)
4.00%, 04/15/36 (c) 250 258,612
State of Connecticut, Special
Tax Obligation, Series A (RB)
5.00%, 08/01/28 (c) 250 257,422
State of Connecticut, Special
Tax Obligation, Series B (RB)
5.00%, 10/01/26 250 264,782
780,816
Hawaii : 2.8%
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/33 (c) 510 521,339
Underline
Massachusetts : 3.3%
Commonwealth of
Massachusetts Federal
Highway Grant Anticipation
Notes, Series A (RB)
5.00%, 06/15/27 (c) 250 251,788
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 11/01/24 360 365,594
617,382
Michigan : 1.3%
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/49 (c) 250 241,510
Underline
Nevada : 1.3%
Las Vegas Valley Water District,
Series A (GO)
4.00%, 06/01/46 (c) 250 248,379
Underline
New York : 28.1%
City of New York, Series B-1
(GO)
5.00%, 10/01/37 (c) 250 266,266
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/46 (c) 500 516,336
Long Island Power Authority,
Electric System, Series C (RB)
5.25%, 09/01/29 255 287,735
Metropolitan Transportation
Authority (RB)
4.25%, 11/15/42 (c) 325 325,002
Metropolitan Transportation
Authority, Series B (RB)
4.25%, 11/15/39 (c) 240 240,018
Nassau County Interim Finance
Authority, Public Benefit
Corp., Series A (RB)
5.00%, 11/15/24 250 254,062

VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
New York (continued)
New York City Municipal Water
Finance Authority, Water &
Sewer System, Series GG (RB)
5.00%, 06/15/39 (c) $ 400 $ 406,875
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 06/15/45 (c) 250 251,335
New York City Transitional
Finance Authority Future Tax,
Series B-1 (RB)
5.00%, 08/01/42 (c) 300 301,199
New York City Transitional
Finance Authority Future Tax,
Series E-1 (RB)
5.00%, 02/01/41 (c) 250 253,196
New York State Dormitory
Authority (RB) (BAM)
4.00%, 02/15/37 (c) 280 290,866
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/27 (c) 250 262,012
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/29 (c) 250 255,009
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 03/15/38 (c) 275 288,281
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
5.00%, 03/15/42 (c) 250 274,623
Port Authority of New York &
New Jersey (RB)
5.00%, 11/15/42 (c) 500 514,380
Triborough Bridge & Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 05/15/46 (c) 250 249,918
5,237,113
North Carolina : 1.7%
University of North Carolina,
Hospitals at Chapel Hill (RB)
5.00%, 02/01/45 265 315,275
Underline
Ohio : 2.6%
County of Franklin OH (RB)
4.12%, 05/15/45 (c) 250 249,243
County of Franklin, Hospital
Facilities, Series A (RB) (XLCA)
4.00%, 05/15/47 (c) 250 242,694
491,937
Par
(000’s) Value
Oregon : 1.4%
Oregon State, Department of
Administrative Services, State
Lottery, Series D (RB)
5.00%, 04/01/29 (c) $ 250 $ 255,473
Underline
Pennsylvania : 4.6%
Commonwealth of
Pennsylvania, 2nd Series (GO)
(AGM)
4.00%, 08/15/29 (c) 250 253,622
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46 (c) 250 247,069
5.00%, 12/01/51 (c) 330 354,204
854,895
South Dakota : 1.4%
South Dakota Housing
Development Authority,
Series A (RB)
4.55%, 05/01/48 (c) 250 252,416
Underline
Washington : 6.8%
City of Seattle, City Light
Department, Series A (RB)
4.00%, 07/01/51 (c) 250 246,572
King County, Washington Public
Hospital District No. 1 (GO)
5.00%, 12/01/32 (c) 250 259,638
King County, Washington
School District No. 414 (GO)
(SBG)
4.00%, 12/01/30 (c) 250 256,105
Port of Seattle, First Lien (RB)
5.00%, 09/01/24 250 251,921
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/25 (c) 250 250,170
1,264,406
Wisconsin : 2.9%
State of Wisconsin, Department
of Transportation (RB)
5.00%, 07/01/28 (c) 265 284,492
Wisconsin Health & Educational
Facilities Authority, Aspipus ,
Inc. (RB)
4.00%, 08/15/38 (c) 250 250,041
534,533
Total Municipal Bonds: 96.8%
(Cost: $18,816,231) 18,015,223
Other assets less liabilities: 3.2% 601,508
NET ASSETS: 100.0% $ 18,616,731

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
Summary of Investments by Sector
% of
Investments Value
State GO 18.8% $ 3,378,140
Tax 16.5 2,973,849
Hospitals 11.6 2,084,147
Local GO 10.1 1,822,407
Transportation 7.4 1,331,320
Water & Sewer 6.6 1,179,549
Education 6.5 1,165,760
Power 5.8 1,050,643
Airport 5.0 899,026
Toll & Turnpike 3.3 601,273
Leasing COPS & Appropriations 2.8 508,020
Refunded 1.4 257,287
Utilities - Other 1.4 255,913
Miscellaneous 1.4 255,473
Single Family Housing 1.4 252,416
100.0% $ 18,015,223